Acquisitions and Dispositions of Real Estate Property (Details) $ in Thousands	1 Months Ended				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Jan. 31, 2015 skilled_nursing_facility	Jan. 31, 2015 USD ($)	Jan. 31, 2015 specialty_hospital	Aug. 17, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) skilled_nursing_facility	Dec. 31, 2013 USD ($) skilled_nursing_facility	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($) senior_housing	Dec. 31, 2012 USD ($) skilled_nursing_facility
Business Acquisition [Line Items]
Number of real estate properties acquired | skilled_nursing_facility														2
Payments to acquire businesses														$ 27,800
Equipment acquired										$ 13,200	$ 11,800	$ 11,800	$ 11,800
Capital expenditure projects paid during period										$ 17,200		10,200		$ 1,600
Number of real estate properties sold										1	3		4
Proceeds from sale of real estate properties including termination fees										$ 1,000		10,400
Lease termination fees												$ 300
Gain (loss) from sale of assets	$ 856				$ 0	$ 856	$ (61)	$ 856	$ (61)	$ (100)
Parent Company [Member] | American Realty Capital Healthcare Trust | Subsequent Event
Business Acquisition [Line Items]
Number of real estate properties acquired		14		4
Parent Company [Member] | Other Acquisitions | Subsequent Event
Business Acquisition [Line Items]
Number of real estate properties acquired | skilled_nursing_facility		12
Payments to acquire businesses			$ 234,900